Discontinued Operation (Tables)	12 Months Ended
Mar. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operation

	For the period from April 1, 2022 to September 30, 2022 (date of disposal)	For the year ended March 31, 2022
Net sales	$—	$—
Cost of sales	510,298	426,695
Gross loss	510,298	426,695
Operating expenses	25,109	16,732
Other (income) expenses, net	73	(525)
Loss before income tax	535,480	442,902
Income tax expenses	—	—
Net loss for the period/year	$535,480	$442,902